BUSINESS RISK	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Unusual or Infrequent Items, or Both [Abstract]
BUSINESS RISK

17.   BUSINESS RISK

The novel coronavirus, or COVID-19, outbreak began to impact consumption, distribution and production of the Company’s products in March 2020. The Company is taking necessary preventive actions and implementing additional measures to protect its employees who are working on site. Generally, producers of food products, including salty snacks, have been deemed “essential industries” by federal, state, and local governments and are exempt from certain COVID-19-related restrictions on business operations. The Company continues to monitor customer and consumer demands, and intends to adapt its plans as needed to continue to meet these demands. The event is still ongoing, and the Company is in the process of evaluating the financial impact.

20.    BUSINESS RISK

The novel coronavirus, or COVID-19, outbreak began to impact consumption, distribution and production of the Company’s products in March 2020. The Company is taking necessary preventive actions and implementing additional measures to protect its employees who are working on site. The Company continues to experience higher demand for its products versus the prior year, and we are servicing that demand by increasing production and distribution activities. Generally, producers of food products, including salty snacks, have been deemed “essential industries” by federal, state, and local governments and are exempt from certain COVID-19-related restrictions on business operations. The Company’s strategic manufacturing capabilities and DSD distribution network have allowed it to effectively service increases in demand and be responsive to evolving market dynamics driven by changes in consumer behavior. The Company continues to monitor customer and consumer demands, and intends to adapt its plans as needed to continue to meet these demands. The event is still ongoing, and the Company is continuing to evaluate the financial impact.